September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.6%
DSV A/S	18,548	$ 3,705,344
Building Products — 8.4%
Cie de Saint-Gobain SA	124,958	13,539,400
Kingspan Group PLC	124,980	10,449,699
Owens Corning	65,876	9,318,819
Trane Technologies PLC	38,715	16,336,181
		49,644,099
Chemicals — 3.3%
Air Liquide SA	42,889	8,936,210
Linde PLC	21,674	10,295,150
		19,231,360
Commercial Services & Supplies — 3.8%
Republic Services, Inc.	53,161	12,199,386
Waste Connections, Inc.	57,886	10,176,359
		22,375,745
Construction & Engineering — 4.3%
Quanta Services, Inc.	26,538	10,997,878
Vinci SA	105,246	14,626,246
		25,624,124
Construction Materials — 0.7%
Heidelberg Materials AG	19,266	4,354,998
Electric Utilities — 28.0%
American Electric Power Co., Inc.(a)	134,438	15,124,275
Constellation Energy Corp.(b)	52,718	17,347,912
Duke Energy Corp.(a)	133,830	16,561,462
Elia Group SA/NV	96,521	11,151,174
Enel SpA	1,808,777	17,140,948
Entergy Corp.	120,124	11,194,356
FirstEnergy Corp.	165,824	7,598,056
NextEra Energy, Inc.(a)(b)	396,738	29,949,752
PG&E Corp.	681,368	10,275,029
Southern Co.	184,704	17,504,398
SSE PLC	522,371	12,252,572
		166,099,934
Electrical Equipment — 16.2%
GE Vernova, Inc.	29,496	18,137,090
Hubbell, Inc.	10,452	4,497,600
Nexans SA	69,056	10,283,383
NEXTracker, Inc., Class A(b)(c)	135,654	10,037,039
Prysmian SpA	89,285	8,885,780
Schneider Electric SE	26,941	7,583,145
Siemens Energy AG(c)	160,982	18,928,122
Vertiv Holdings Co., Class A	51,686	7,797,350
Vestas Wind Systems A/S	523,263	9,954,145
		96,103,654
Electronic Equipment, Instruments & Components — 1.0%
Hexagon AB, B shares	497,418	5,935,764
Ground Transportation — 1.6%
Canadian Pacific Kansas City Ltd.	126,296	9,406,180
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 5.9%
Boralex, Inc., Class A(d)	300,656	$ 5,869,673
EDP Renovaveis SA	1,028,888	13,598,361
Northland Power, Inc.	44,991	753,244
Orron Energy AB(c)	3,401,100	1,743,853
Vistra Corp.	64,713	12,678,571
		34,643,702
Multi-Utilities — 12.6%
CenterPoint Energy, Inc.	307,818	11,943,339
CMS Energy Corp.(a)	159,466	11,682,479
Dominion Energy, Inc.	178,918	10,944,414
National Grid PLC	1,344,358	19,316,622
NiSource, Inc.	202,860	8,783,838
Sempra(b)	133,446	12,007,471
		74,678,163
Oil, Gas & Consumable Fuels — 9.9%
Cheniere Energy, Inc.(b)	65,832	15,469,203
Hess Midstream LP, Class A	103,250	3,567,287
Pembina Pipeline Corp.	182,548	7,380,884
Targa Resources Corp.	69,138	11,583,381
Williams Cos., Inc.(b)	320,535	20,305,892
		58,306,647
Semiconductors & Semiconductor Equipment — 1.7%
First Solar, Inc.(b)(c)	46,248	10,199,071
Total Long-Term Investments — 98.0% (Cost: $368,979,513)		580,308,785
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(e)(f)	309,031	309,185
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(e)(f)	14,005,907	14,005,907
Total Short-Term Securities — 2.4% (Cost: $14,315,092)		14,315,092
Total Investments Before Options Written — 100.4% (Cost: $383,294,605)		594,623,877
Options Written — (0.9)% (Premiums Received: $(4,712,201))		(5,380,333)
Total Investments, Net of Options Written — 99.5% (Cost: $378,582,404)		589,243,544
Other Assets Less Liabilities — 0.5%		3,222,622
Net Assets — 100.0%		$ 592,466,166

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 309,738 (a)	$ —	$ (553)	$ —	$ 309,185	309,031	$ 758 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	13,062,505	943,402 (a)	—	—	—	14,005,907	14,005,907	393,634	—
				$ (553)	$ —	$ 14,315,092		$ 394,392	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Cheniere Energy, Inc.	78	10/03/25	USD	245.00	USD	1,833	$ (5,070)
NextEra Energy, Inc.	325	10/03/25	USD	74.00	USD	2,453	(61,100)
Cheniere Energy, Inc.	70	10/10/25	USD	245.00	USD	1,645	(9,450)
Williams Cos., Inc.	216	10/10/25	USD	59.00	USD	1,368	(90,720)
American Electric Power Co., Inc.	267	10/17/25	USD	115.00	USD	3,004	(18,023)
Boralex, Inc., Class A	458	10/17/25	CAD	31.00	CAD	1,244	(2,633)
Boralex, Inc., Class A	765	10/17/25	CAD	28.00	CAD	2,079	(13,193)
Canadian Pacific Kansas City Ltd.	250	10/17/25	CAD	105.00	CAD	2,591	(19,221)
Canadian Pacific Kansas City Ltd.	192	10/17/25	CAD	107.00	CAD	1,990	(5,449)
CenterPoint Energy, Inc.	498	10/17/25	USD	39.00	USD	1,932	(34,291)
CMS Energy Corp.	279	10/17/25	USD	70.00	USD	2,044	(99,045)
Constellation Energy Corp.	92	10/17/25	USD	340.00	USD	3,027	(80,040)
Dominion Energy, Inc.	626	10/17/25	USD	62.50	USD	3,829	(25,040)
Duke Energy Corp.	290	10/17/25	USD	125.00	USD	3,589	(34,800)
Entergy Corp.	216	10/17/25	USD	95.00	USD	2,013	(19,980)
FirstEnergy Corp.	580	10/17/25	USD	44.00	USD	2,658	(126,150)
Hubbell, Inc.	19	10/17/25	USD	450.00	USD	818	(7,030)
Linde PLC	28	10/17/25	USD	480.00	USD	1,330	(16,660)
NextEra Energy, Inc.	432	10/17/25	USD	77.50	USD	3,261	(36,288)
NiSource, Inc.	454	10/17/25	USD	42.55	USD	1,966	(70,520)
Owens Corning	125	10/17/25	USD	160.00	USD	1,768	(7,813)
Quanta Services, Inc.	30	10/17/25	USD	390.00	USD	1,243	(88,200)
Republic Services, Inc.	96	10/17/25	USD	240.00	USD	2,203	(4,560)
Southern Co.	260	10/17/25	USD	95.00	USD	2,464	(34,450)
Targa Resources Corp.	96	10/17/25	USD	180.00	USD	1,608	(11,280)
Vertiv Holdings Co., Class A	69	10/17/25	USD	140.00	USD	1,041	(97,808)
Vistra Corp.	140	10/17/25	USD	210.00	USD	2,743	(54,600)
Williams Cos., Inc.	228	10/17/25	USD	60.00	USD	1,444	(86,640)
Cheniere Energy, Inc.	82	10/24/25	USD	240.00	USD	1,927	(36,490)
NextEra Energy, Inc.	631	10/24/25	USD	74.00	USD	4,763	(197,187)
Pembina Pipeline Corp.	319	10/24/25	CAD	55.00	CAD	1,795	(41,374)
Vertiv Holdings Co., Class A	111	10/24/25	USD	146.00	USD	1,675	(137,085)
Constellation Energy Corp.	92	10/31/25	USD	350.00	USD	3,027	(88,320)
GE Vernova, Inc.	120	10/31/25	USD	670.00	USD	7,379	(205,800)
Republic Services, Inc.	85	10/31/25	USD	229.97	USD	1,951	(46,692)
Vistra Corp.	86	10/31/25	USD	215.00	USD	1,685	(45,580)
Targa Resources Corp.	145	11/04/25	USD	175.00	USD	2,429	(50,244)
Linde PLC	44	11/07/25	USD	485.00	USD	2,090	(38,078)
Quanta Services, Inc.	62	11/07/25	USD	400.00	USD	2,569	(185,973)
Williams Cos., Inc.	677	11/07/25	USD	63.00	USD	4,289	(165,865)
CenterPoint Energy, Inc.	579	11/21/25	USD	40.00	USD	2,247	(46,320)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Hubbell, Inc.	15	11/21/25	USD	450.00	USD	645	$ (20,250)
Owens Corning	105	11/21/25	USD	160.00	USD	1,485	(25,463)
							$ (2,490,775)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CMS Energy Corp.	Goldman Sachs International	27,900	10/01/25	USD	76.35	USD	2,044	$ (1,564)
EDP Renovaveis SA	BNP Paribas SA	136,400	10/03/25	EUR	9.91	EUR	1,535	(206,247)
SSE PLC	UBS AG	69,700	10/03/25	GBP	17.82	GBP	1,216	(1,906)
Vestas Wind Systems A/S	BNP Paribas SA	26,100	10/03/25	DKK	127.00	DKK	3,157	(517)
Entergy Corp.	Citibank N.A.	20,400	10/07/25	USD	90.19	USD	1,901	(67,561)
PG&E Corp.	UBS AG	30,800	10/07/25	USD	15.46	USD	464	(4,564)
EDP Renovaveis SA	Goldman Sachs International	125,000	10/08/25	EUR	10.63	EUR	1,407	(88,653)
SSE PLC	Barclays Bank PLC	85,000	10/08/25	GBP	18.01	GBP	1,482	(4,742)
Cie de Saint-Gobain SA	UBS AG	25,500	10/09/25	EUR	101.34	EUR	2,353	(1,000)
DSV A/S	Goldman Sachs International	3,400	10/09/25	DKK	1,549.76	DKK	4,319	—
Nexans SA	Goldman Sachs International	6,200	10/09/25	EUR	136.68	EUR	786	(709)
Prysmian SpA	Goldman Sachs International	5,100	10/09/25	EUR	76.14	EUR	432	(48,774)
Siemens Energy AG	Bank of America N.A.	28,300	10/09/25	EUR	101.43	EUR	2,834	(50,566)
Nexans SA	Goldman Sachs International	6,200	10/14/25	EUR	133.41	EUR	786	(4,771)
Siemens Energy AG	Goldman Sachs International	26,100	10/14/25	EUR	99.29	EUR	2,614	(93,057)
Vestas Wind Systems A/S	UBS AG	74,900	10/14/25	DKK	131.56	DKK	9,059	(7,563)
EDP Renovaveis SA	Bank of America N.A.	160,000	10/22/25	EUR	10.17	EUR	1,801	(203,787)
Pembina Pipeline Corp.	Goldman Sachs International	31,900	10/22/25	CAD	52.25	CAD	1,795	(103,242)
Sempra	Barclays Bank PLC	33,400	10/22/25	USD	82.44	USD	3,005	(271,133)
Air Liquide SA	Bank of America N.A.	13,300	10/28/25	EUR	178.05	EUR	2,360	(38,273)
Elia Group SA/NV	Goldman Sachs International	12,500	10/28/25	EUR	96.68	EUR	1,230	(54,414)
Enel SpA	BNP Paribas SA	604,900	10/28/25	EUR	7.96	EUR	4,883	(135,055)
Hexagon AB, Class B, Class B	BNP Paribas SA	53,400	10/28/25	SEK	110.48	SEK	5,999	(24,349)
National Grid PLC	Bank of America N.A.	198,400	10/28/25	GBP	10.57	GBP	2,120	(81,166)
Schneider Electric SE	Goldman Sachs International	6,000	10/28/25	EUR	238.84	EUR	1,438	(48,777)
SSE PLC	BNP Paribas SA	24,400	10/28/25	GBP	16.94	GBP	426	(24,573)
PG&E Corp.	Bank of America N.A.	116,600	10/31/25	USD	15.55	USD	1,758	(54,249)
Air Liquide SA	Bank of America N.A.	1,000	11/04/25	EUR	178.45	EUR	177	(3,222)
American Electric Power Co., Inc.	Goldman Sachs International	19,500	11/04/25	USD	109.69	USD	2,194	(143,720)
Cie de Saint-Gobain SA	Goldman Sachs International	25,700	11/04/25	EUR	97.59	EUR	2,372	(38,291)
Elia Group SA/NV	Barclays Bank PLC	12,500	11/04/25	EUR	99.75	EUR	1,230	(35,443)
Elia Group SA/NV	Citibank N.A.	4,100	11/04/25	EUR	97.92	EUR	403	(15,599)
Enel SpA	Barclays Bank PLC	71,700	11/04/25	EUR	8.04	EUR	579	(12,821)
Hexagon AB, Class B, Class B	Morgan Stanley & Co. International PLC	67,000	11/04/25	SEK	120.05	SEK	7,527	(6,960)
Kingspan Group PLC	Bank of America N.A.	27,300	11/04/25	EUR	68.73	EUR	1,944	(120,377)
National Grid PLC	Morgan Stanley & Co. International PLC	106,200	11/04/25	GBP	10.65	GBP	1,135	(41,712)
Prysmian SpA	Goldman Sachs International	33,300	11/04/25	EUR	86.16	EUR	2,823	(90,962)
Vinci SA	Bank of America N.A.	35,500	11/04/25	EUR	120.23	EUR	4,202	(72,966)
DSV A/S	Morgan Stanley & Co. International PLC	3,100	11/05/25	DKK	1,335.67	DKK	3,937	(10,240)
Duke Energy Corp.	Barclays Bank PLC	17,000	11/05/25	USD	123.22	USD	2,104	(104,419)
Heidelberg Materials AG	Bank of America N.A.	6,500	11/05/25	EUR	192.66	EUR	1,251	(60,418)
Nexans SA	Bank of America N.A.	10,700	11/05/25	EUR	133.62	EUR	1,357	(30,347)
Schneider Electric SE	Bank of America N.A.	3,500	11/05/25	EUR	237.98	EUR	839	(34,914)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	14,600	11/07/25	EUR	72.79	EUR	1,040	(28,948)
National Grid PLC	Bank of America N.A.	52,100	11/07/25	GBP	10.83	GBP	557	(15,317)
NiSource, Inc.	Barclays Bank PLC	25,600	11/07/25	USD	41.05	USD	1,108	(70,240)
PG&E Corp.	Morgan Stanley & Co. International PLC	77,500	11/07/25	USD	15.50	USD	1,169	(44,673)
Southern Co.	Citibank N.A.	37,700	11/07/25	USD	96.05	USD	3,573	(63,992)
Trane Technologies PLC	Barclays Bank PLC	12,800	11/07/25	USD	428.36	USD	5,401	(166,305)
Vestas Wind Systems A/S	Bank of America N.A.	82,100	11/07/25	DKK	126.88	DKK	9,930	(56,460)
								$ (2,889,558)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Utilities, Infrastructure & Power Opportunities Trust (BUI)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Air Freight & Logistics	$ —	$ 3,705,344	$ —	$ 3,705,344
Building Products	25,655,000	23,989,099	—	49,644,099
Chemicals	10,295,150	8,936,210	—	19,231,360
Commercial Services & Supplies	22,375,745	—	—	22,375,745
Construction & Engineering	10,997,878	14,626,246	—	25,624,124
Construction Materials	—	4,354,998	—	4,354,998
Electric Utilities	125,555,240	40,544,694	—	166,099,934
Electrical Equipment	40,469,079	55,634,575	—	96,103,654
Electronic Equipment, Instruments & Components	—	5,935,764	—	5,935,764
Ground Transportation	9,406,180	—	—	9,406,180
Independent Power and Renewable Electricity Producers	19,301,488	15,342,214	—	34,643,702
Multi-Utilities	55,361,541	19,316,622	—	74,678,163
Oil, Gas & Consumable Fuels	58,306,647	—	—	58,306,647
Semiconductors & Semiconductor Equipment	10,199,071	—	—	10,199,071
Short-Term Securities
Money Market Funds	14,315,092	—	—	14,315,092
	$402,238,111	$192,385,766	$—	$594,623,877
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,064,977)	$ (3,315,356)	$ —	$ (5,380,333)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar
Schedule of Investments